Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 227,464	R$ 464,188
PIS/COFINS – on acquisitions of property, plant and equipment	187,126	93,866
PIS/COFINS – operations	789,667	699,717
PIS/COFINS – exclusions from ICMS	405,407	443,210
ICMS – on acquisitions of property, plant and equipment	471,825	432,793
ICMS – operations	1,654,162	1,470,949
Reintegra program	70,610	64,077
Recoverable Taxes, Other Taxes and Contributions	64,444	45,821
Provision for Impairment of Value Added Tax on Sales and Services credits	(1,581,961)	(1,452,435)	R$ (1,103,807)
Tax Assets	2,288,744	2,262,186
Recoverable taxes	1,109,619	888,539
Recoverable taxes	R$ 1,179,125	R$ 1,373,647